Shareholder Report, Average Annual Return (Details)	9 Months Ended	12 Months Ended
	May 31, 2025	May 31, 2025
SanJac Alpha Core Plus Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SanJac Alpha Core Plus Bond ETF NAV
Average Annual Return, Percent	2.24%
SanJac Alpha Low Duration ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SanJac Alpha Low Duration ETF NAV
Average Annual Return, Percent	2.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	(0.79%)
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	(0.79%)